Business Combination (Details)		3 Months Ended	9 Months Ended
	Jul. 02, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Sep. 30, 2020	Nov. 30, 2020 USD ($)
Business Combination (Details) [Line Items]
Merger agreement, description			In connection with the consummation of the Business Combination and pursuant to the Merger Agreement, (a) each issued and outstanding unit of GPAQ, if not already detached, was detached and each holder of such a unit was deemed to hold one share of GPAQ Class A common stock and one GPAQ warrant (“GPAQ Warrant”), (b) each issued and outstanding share of GPAQ Class A common stock (excluding any shares held by a GPAQ stockholder that elected to have its shares redeemed pursuant to GPAQ’s organizational documents) was converted automatically into the right to receive 1.421333 shares of our common stock, following which all shares of GPAQ Class A common stock ceased to be outstanding and were automatically canceled and cease to exist; (c) each issued and outstanding share of GPAQ Class F common stock was converted automatically into the right to receive one share of our common stock, following which all shares of GPAQ Class F common stock ceased to be outstanding and were automatically canceled and cease to exist; (d) each issued and outstanding GPAQ Warrant (including GPAQ private placement warrants) was automatically converted into one warrant to purchase 1.421333 shares of our common stock per warrant, following which all GPAQ Warrants ceased to be outstanding and were automatically canceled and retired and cease to exist; and (e) each issued and outstanding membership interest in Newco converted automatically into the right to receive a pro rata portion of the Company Merger Consideration (as defined in the Merger Agreement), which was payable in shares of our common stock. Our common stock is traded on The Nasdaq Capital Market, or Nasdaq, under the symbol “HOFV” and our outstanding series of warrants (the “Existing Warrants”) are traded on Nasdaq under the symbol “HOFVW”.
Payments to Acquire Businesses, Gross		$ 15,500,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable		$ 15,000,000
Bridge Loan				$ 34,500,000
Business combination costs, description			The Company incurred $19,137,165 in costs related to the Business Combination. Of these costs, $16,718,978 were legal and professional fees, $2,218,187 was related to a restricted stock award to the Company’s Chief Executive Officer, and $200,000 was related to a cash bonus to the Company’s Chief Executive Officer.
Private Placement [Member]
Business Combination (Details) [Line Items]
Proceeds from private placement	$ 20,721,293
Share price (in Dollars per share) | $ / shares	$ 11.50
Number of shares convertible	1,801,851